Financial Services Portfolio
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Consumer Finance Portfolio
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Insurance Portfolio
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Banking Portfolio
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Brokerage and Investment Management Portfolio
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000320351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 13, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Financial Services Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsp320351_SupplementTextBlock
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Consumer Finance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsp320351_SupplementTextBlock
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Insurance Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsp320351_SupplementTextBlock
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Banking Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsp320351_SupplementTextBlock
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.

Brokerage and Investment Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsp320351_SupplementTextBlock
Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2011
Prospectus
The following information replaces similar information for Banking Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.
Vincent Montemaggiore (co-manager) has managed the fund since June 2008.
John Sheehy (co-manager) has managed the fund since January 2012.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.
Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.56%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%
Acquired fund fees and expenses	0.44%
Total annual fund operating expenses A	1.32%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
The following information replaces the similar information for Brokerage & Investment Management Portfolio found under the heading "Fee Table" in the "Fund Summary" section beginning on page 6.

1 year	$ 134
3 years	$ 418
5 years	$ 723
10 years	$ 1,590
The following information supplements the biographical information found in the "Fund Management" section on page 27.
Vincent Montemaggiore is co-manager of Banking Portfolio, which he has managed since June 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.
John Sheehy is co-manager of Banking Portfolio, which he has managed since January 2012. He also manages other Fidelity funds. Mr. Sheehy joined Fidelity Investments in 2007 as an equity research analyst after receiving an MBA from the Stern School of Business at NYU.